Finance Items - Schedule of Finance Income and Finance Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance income and cost expense [Line Items]
Weighted average rate of general borrowings	8.30%	8.50%
Finance income	$ 17,349	$ 106,335
Rio Tinto Limited [Member]
Finance income and cost expense [Line Items]
Finance income	$ 2,100	$ 64,300